Derivative Instruments and Hedging Activities (Details)	Jun. 30, 2024 MMBTU $ / MMBTU
Commodity swap
Derivative [Line Items]
Notional quantity (MMBtu) | MMBTU	806,502
Fixed price/MMBtu | $ / MMBTU	51.20
Commodity Swap, Pay Fixed
Derivative [Line Items]
Notional quantity (MMBtu) | MMBTU	806,502
Fixed price/MMBtu | $ / MMBTU	20.55